Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Disaggregated Operating Revenues	The following table shows disaggregated operating revenues for the years ended as December 31, 2025, 2024, and 2023.

	2025	2024	2023
Passenger revenue
Passenger revenue	$3,363,175	$3,220,718	$3,263,764
Miles redeemed	68,078	72,643	52,597
	3,431,253	3,293,361	3,316,361

Cargo and mail revenue	115,718	100,507	97,105
Total passenger and cargo and mail revenue	3,546,971	3,393,868	3,413,466

Other operating revenue
Frequent flyer program - marketing services	66,749	47,844	37,930
Other operating revenue	4,102	4,486	5,608
	70,851	52,330	43,538
	$3,617,822	$3,446,198	$3,457,004

Summary of Changes in Contract Liabilities
The table below presents the changes in air traffic liability:

	2025	2024
Balance at beginning of year	$621,895	$611,856
Sales	4,121,670	3,843,468
Revenue recognition	(3,240,883)	(3,083,778)
Tax recognition	(638,415)	(587,551)
Reimbursements	(97,307)	(119,844)
Interline tickets	(25,012)	(35,485)
Other	(4,332)	(6,771)
Balance at end of year	$737,616	$621,895

The table below presents the activity of the current and non-current frequent flyer liability:

	2025	2024
Balance at beginning of year	$132,065	$124,816
Deferred of revenue	91,598	79,892
Recognition of revenue	(68,078)	(72,643)
Balance at end of year	$155,585	$132,065

Current	$74,216	$59,449
Non-current	81,369	72,616
	$155,585	$132,065

Summary of Operating Revenue by Principal Geographic Area	Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2025	2024	2023
North America	$1,521,617	$1,375,018	$1,328,504
South America	1,279,177	1,219,893	1,233,362
Central America	696,032	747,871	796,679
Caribbean	50,145	51,086	54,921
	$3,546,971	$3,393,868	$3,413,466